March 18, 2008

VIA EDGAR

The United States Securities and
Exchange Commission
SEC Headquarters
100 F Street, NE
Washington, D.C. 20549-0506

Re:           Nationwide Life Insurance Company
Nationwide Variable Account-II
Pre-Effective Amendment No. 2
File Number 333-140621

Ladies and Gentlemen:

On behalf of Nationwide Life Insurance Company (“Nationwide”) and its Nationwide Variable Account-II (“Variable Account”), we are filing this Pre-Effective Amendment No. 2 to the Registration Statement indicated above.  This filing is being made electronically via EDGAR in accordance with Regulation S-T.

On February 12, 2007, Nationwide filed a registration statement for Flexible Premium Variable Annuity Contracts to be offered through Nationwide Variable Account – II. Nationwide received your comments in a letter dated April 7, 2007. On June 8, 2007 Nationwide filed a response to that letter and sent a draft Pre-effective Amendment No. 1. On July 20, 2007 Nationwide received oral comments and responded to those comments in a letter and a draft Pre-effective Amendment No. 1 dated August 16, 2007.  On November 5, 2007, we received your oral comments and responded to those comments in a letter dated December 18, 2007 and sent a draft Pre-Effective Amendment No. 1.

On January 23, 2008, you gave us oral comments.  We have reviewed those comments and respectfully submit the following responses and revisions (incorporated into this Pre-Effective Amendment No. 2) to address the comments.  In addition to revising our disclosure in response to your comments, we have also deleted Nationwide Allocation Architect, as that service is no longer available.  We have also changed language in the descriptions of the optional benefits, such as Capital Preservation Plus Lifetime Income Option and Lifetime Income Options so that the language in those two sections are identical to the language in the Nationwide Heritage registration statement, File No. 333-144053.

The Pre-Effective Amendment No. 2 is redlined for ease of reference.

Comment 1.  Glossary: Variable Account Charge.  Please add to the definition whether this is inclusive of riders.

Response:  We had previously added the definition of “Variable Account Charge” to the Glossary because the term is used in the Section “Removal of Variable Account Charges.”  We have determined that the disclosure is more accurate by amending the title of the Section “Removal of Variable Account Charges” to “Removal of Optional Variable Account Charges” and by amending the second sentence of that section as follows: “To remove a charge for an optional rider at the end of the specified charge period, Nationwide systematically re-rates the contract.”  Lastly the definition of Variable Account Charge was deleted.

Comment 2.  Contract Expenses.   Please add the same footnote to “Additional Optional Riders” as is in File No. 333-144053 to describe how the Current Income Benefit Base is calculated.

Response: We have revised the disclosure accordingly.

Comment 3.  Summary of Maximum Contract Expenses.  Please add a sentence to footnote 11 reflecting the assumption that the Current Income Benefit Base is equal to the daily net assets.

Response:  We have amended footnote 11 to add the following sentence: “For purposes of this table, Nationwide assumes the Current Income Benefit Base is equal to the daily net assets.”

Comment 4.  Summary of Maximum Contract Expenses.  Please add a footnote to explain why the No CDSC Option is not listed.

Response:
We have amended the by the addition of the following footnote: “The No DESD Option is not listed in this summary since it connate be elected with either of the Lifetime Income Options..

Comment 5.  Example. Since the example must show the most expensive combination of benefits, please show an example which assumes the No CSDC Option and assumes a CDSC was taken.

Response:
We have amended the disclosure by adding a second example which assumes the No CDSC Option was elected and the CDSC was taken.

Comment 6.  Investing in the Contract, Guaranteed Term Options.  In the fourth paragraph of this provision, please indicate that owners can request and obtain a GTO prospectus at no charge.

Response:  We have amended the last sentence of the fourth paragraph to read as follows: “Contract owners can obtain a GTO prospectus at no charge by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.”

Comment 7.  Capital Preservation Plus Lifetime Income Option, Succession of Rights:
Please delete the references to “by the terms of the contract.”

Response:
We have amended the disclosure accordingly.

Comment 8.  Capital Preservation Plus Lifetime Income Option.  It is not clear what constitutes a “protection period.”  Please refer to both the 5% and 7% Lifetime Income Options in this section.

Response:  We have amended the first two paragraphs of the Capital Preservation Plus Lifetime Income Option section to summarize the benefit associated with the option.  The revised disclosure now reads:

The Capital Preservation Plus Lifetime Income Option (“CPPLI Option”) is an optional benefit that provides both principal protection and the possibility of a lifetime income stream.

Additionally, we have added a similar summary at the beginning of the Lifetime Income Options provision, which includes a statement distinguishing the two optional benefits.  The disclosure reads:

Unlike the CPPLI Option, the 7% and 5% Lifetime Income Options are designed exclusively as withdrawal benefits.  Nationwide determines a benefit base that it uses to calculate how much the contract owner can withdraw each year.

Comment 9.  Capital Preservation Plus Lifetime Income Option: Impact of Taking Withdrawals Under the Immediate Withdrawal Benefit Option.  Please clarify the calculation formula using parentheses to indicate the order in which the calculations should be performed.  Additionally, please amend the sentence following the calculation formula to reflect the impact of market fluctuations on the calculation.

Response:  We have amended the calculation formula and the paragraph following it as follows:

The proportion in (2) can also be described as follows:

(A ÷ B) x C

where:

A = the amount surrendered that exceeds the 6% benefit amount;

B = the contract value (after the surrender of the 6% benefit amount); and

C = the immediate withdrawal base.

When a surrender occurs at a time when the market is doing well enough that the contract value exceeds the immediate withdrawal base, excess surrenders will result in a dollar for dollar reduction in the immediate withdrawal base.  When a surrender occurs at a time when the market has declined so that the contract value is less than the immediate withdrawal base, excess surrenders will result in a proportional reduction to the immediate withdrawal base.  Therefore, excess surrenders taken when the market has declined will have a greater impact on the immediate withdrawal base.

Comment 10.  Capital Preservation Plus Lifetime Income Option, Taking Lifetime Withdrawals.  The third sentence in the fifth paragraph in this section is unclear.  Please consider revising it.

Response:  We have amended the third sentence in the fifth paragraph to read as follows: “Contract owners may submit requests for surrenders systematically (see “Systematic Withdrawals” later in this prospectus) or on an ad hoc basis.”

Comment 11.  Capital Preservation Plus Lifetime Income Option, Succession of Rights, Death of Determining Life in the Withdrawal Phase.  What is the status of the contract value if the original contract owner never took excess withdrawals and dies or took excess withdrawals and dies?

Response:
We have revised this paragraph to read as follows:

Death of Determining Life in the Withdrawal Phase.  If the contract owner’s death results in the contract being continued (i.e. does not result in a full surrender of the death benefit proceeds), the new owner continues the contract without the CPPLI Option.  All charges, conditions, and guarantees associated with the CPPLI Option terminate.  The new owner continues the contract at the actual contract value.  If the contract value is zero, the contract will terminate and no further payments will be made.

Comment 12.  7% Lifetime Income Option and 5% Lifetime Income Option, Determination of the Income Benefit Base Prior to the First Surrender.  Please verify that item (2)(a) of this section is accurate as disclosed.  Additionally, instead of using the term “and” in this section, please consider using “plus.”

Response:  We have amended the beginning of this provision to add a defined term, Original Income Benefit Base, as follows:  “Upon contract issuance, the Original Income Benefit Base is equal to the contract value.”  Additionally, we have revised item (2)(a) of this section to read as follows: “the Original Income Benefit Base, plus 7% of the Original Income Benefit Base for each attained 7% L.Inc Anniversary; and…”  Finally, we have substituted “plus” for “and” as applicable.

Comment 13.  7% Lifetime Income Option, Impact of Withdrawals in Excess of the 7% Income Percentage Limit. Please provide more detail about the “RMD privilege” discussed in this provision.

Response: We have amended the “RMD privilege” disclosure in both the 5% Lifetime Income Option and 7% Lifetime Income Option provisions to read as follows:

Currently, Nationwide allows for an “RMD privilege” whereby Nationwide permits a contract owner to surrender contract value in excess of the benefit amount without reducing the Current Income Benefit Base if such excess surrender is for the sole purpose of meeting Internal Revenue Code required minimum distributions for this contract.  This RMD privilege is not available for contracts issued as IRAs that are taken over, upon a contract owner’s death, by a non-spouse.  In order to qualify for the RMD privilege, the contract owner must:

(1)	be at least 70½ years old (as of the date of the request);

(2)	own the contract as an IRA, Roth IRA, SEP IRA, Simple IRA, or Investment Only contracts; and

(3)	submit a completed administrative form to Nationwide’s home office.

Nationwide reserves the right to modify or eliminate the RMD privilege if there is any change to the Internal Revenue Code or IRS rules relating required minimum distributions, including the issuance of relevant IRS guidance.  If Nationwide exercises this right, any surrender in excess of the benefit amount will reduce the remaining Current Income Benefit Base.

Comment 14.  Reset Opportunities. At the end of the third sentence in the first paragraph, add the words “as described in the most current prospectus.”

Response:  We have amended the disclosure by adding “as described in the most current prospectus.”

Comment 15. Lump Sum Settlement Options for the Lifetime Income Option.  Where appropriate, state that the owner may elect a particular lump sum settlement option only upon qualification based upon a medical exam.

Response:  In this provision, now re-titled “Settlement Options,” we have added statements, as applicable, that the Underwritten Lump Sum Settlement Option may only be elected by those who qualify based on a medical exam.

Comment 16.  Application and Allocation of Purchase Payments, Subsequent Purchase Payments.  At the end of this paragraph, please amend the disclosure to reflect that subsequent payments received after the close of business will be priced on the follow valuation day (as opposed to business day).

Response:  We have revised the disclosure accordingly.

Comment 17.  Right to Examine and Cancel. This does not match the same section in File No. 333-144053. Make the two sections consistent.

Response:  We have revised the disclosure accordingly. The Right to Examine and Cancel sections are now identical in both registration statements.

Comment 18.  Systematic Withdrawals: The example under (1) is misplaced.

Response:  We have deleted the example under (1).

Comment 19.  Table of Contents of Statement of Additional Information. In the reference language after the Table of Contents of Statement of Additional Information, please change the zip code of the SEC Public Reference Room to 20549-0102.

Response:  We have revised the disclosure accordingly.

Should you have any questions regarding this filing, please contact me directly at (614) 249-6522.

Sincerely,

/s/JEANNY V. SIMAITIS
Jeanny V. Simaitis
Lead Counsel
Nationwide Life Insurance Company

cc:           Rebecca Marquigny
Stop 5-6
Office of Insurance Products and Legal Compliance